Note 3 - Going Concern (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Details
Net Loss	$ 1,130,909	$ 116,622	$ 2,200,042	$ 266,471